Trade and other payables (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Trade and other payables
Trade payables	$ 17,478,000	$ 9,748,000	$ 257,000
Other tax and social security	633,000	410,000	331,000
Other creditors	516,000	1,019,000	42,000
Accruals	3,803,000	3,236,000	196,000
Deferred income	225,000	2,656,000	1,560,000
Total	22,655,000	17,069,000	2,386,000
Non-current Liabilities
Deferred government grants	4,183,000	2,460,000	534,000
Total	4,183,000	2,460,000	534,000
Interest on convertible loan notes	$ 0	$ 961,268	$ 0